Stock Based Compensation - Summary of Stock Option Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of options, beginning balance	3,175,000
Number of options, granted	600,000	3,175,000
Number of options, ending balance	3,775,000	3,175,000
Weighted Average Exercise Price, granted	$ 26.02	$ 26.02
Weighted Average Exercise Price, balance	$ 26.02	$ 26.02
Remaining Contractual Life, outstanding	5 years	6 years